Other non-current assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other non-current assets	22. Other non-current assets

	2017	2016
	£m	£m
Amounts receivable under insurance contracts	648	602
Pension schemes in surplus	538	313
Other receivables	227	284

	1,413	1,199